UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF VANGUARD FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 2.01%
Lockheed Martin Corporation	625,100	$34,868,078

Business Equipment and Services - 5.77%
First Data Corporation	1,170,410	50,912,835
Robert Half International Inc.	933,615	24,059,259
Staples, Inc.	847,585	25,253,795

		100,225,889

Computers - Micro - 4.64%
Apple Computer, Inc.*	1,191,000	46,163,160
Dell Inc.*	966,734	34,367,394

		80,530,554

Computers -- Peripherals - 10.45%
Electronic Arts Inc.*	1,185,800	54,540,871
Microsoft Corporation	2,386,800	65,983,086
SAP Aktiengesellschaft, ADR	1,563,800	60,910,010

		181,433,967

Consumer Electronics - 3.74%
Harman International Industries, Incorporated	602,172	64,884,033

Cosmetics and Toiletries - 4.20%
Avon Products, Inc.	1,669,700	72,932,496

Electronic Components - 2.44%
Maxim Integrated Products, Inc.	50	2,112
Microchip Technology Incorporated	1,578,655	42,300,061
Xilinx, Inc.	50	1,350

		42,303,523

Finance Companies - 4.08%
SLM Corporation	1,587,750	70,813,650

Health Care -- Drugs - 10.55%
Alcon, Inc.	738,600	59,235,720
Genentech, Inc.*	438,300	22,975,686
Gilead Sciences, Inc.*	1,283,600	47,974,550
Pfizer Inc.	1,733,375	53,041,275

		183,227,231

Health Care -- General - 4.40%
Boston Scientific Corporation*	487,370	19,363,210
Zimmer Holdings, Inc.*	722,450	57,102,448

		76,465,658

Hospital Supply and Management - 4.55%
Medtronic, Inc.	1,030,400	53,477,760
UnitedHealth Group Incorporated	346,100	25,521,414

		78,999,174

Household - General Products - 2.91%
Procter & Gamble Company (The)	932,500	50,466,900

Leisure Time Industry - 2.50%
Carnival Corporation	919,224	43,470,103

Motor Vehicles - 3.56%
Harley-Davidson, Inc.	1,040,841	61,867,589

Multiple Industry - 7.77%
3M Company	409,400	32,739,718
General Electric Company	1,634,212	54,876,839
Research In Motion Limited*	619,080	47,257,472

		134,874,029

Petroleum - Services - 4.62%
Smith International, Inc.*	1,319,877	80,156,130

Retail -- Food Stores - 2.81%
Walgreen Co.	1,359,570	48,713,393

Retail -- General Merchandise - 2.10%
Costco Wholesale Corporation	876,101	36,380,094

Retail -- Specialty Stores - 1.50%
Home Depot, Inc. (The)	663,600	26,013,120

Security and Commodity Brokers - 9.43%
Chicago Mercantile Exchange Holdings Inc.	602,765	97,225,995
Goldman Sachs Group, Inc. (The)	284,500	26,526,780
Legg Mason, Inc.	750,975	40,004,438

		163,757,213

Timesharing and Software - 3.86%
Automatic Data Processing, Inc.	622,900	25,738,228
eBay Inc.*	448,900	41,283,088

		67,021,316

Trucking and Shipping - 1.66%
Expeditors International of Washington, Inc.	556,100	28,742,028

TOTAL COMMON STOCKS - 99.55%		$1,728,146,168

(Cost: $1,774,835,199)

TOTAL SHORT-TERM SECURITIES - 1.40%		$24,370,652

(Cost: $24,370,652)

TOTAL INVESTMENT SECURITIES - 100.95%		$1,752,516,820

(Cost: $1,799,205,851)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.95%)		(16,463,432)

NET ASSETS - 100.00%		$1,736,053,388

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004